Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Assessable profit	$ 0	$ 0
Canadian net operating loss carryforwards	9,458,151
Net operating loss carryforwards indefinitely	2,664,138
Expire between 2034 and 2037 [Member]
IfrsStatementLineItems [Line Items]
Net operating loss carryforwards indefinitely	$ 2,050,857